UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

SP Funds Dow Jones Global Sukuk ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2024 SP Funds Dow Jones Global Sukuk ETF Ticker: SPSK ( Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$28	0.55%

Key Fund Statistics

(as of May 31, 2024 )

Fund Size (Thousands)	$201,298
Number of Holdings	116
Portfolio Turnover	13%

Sector Breakdown (% of net assets)

Government
49.0%
Financials
29.7%
Utilities
8.6%
Energy
5.0%
Consumer (Non-Cyclical)
4.0%
Communications
1.7%
Cash & Cash Equivalents
1.5%
Consumer (Cyclical)
0.5%

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
KSA Sukuk Ltd.	15.2
Perusahaan Penerbit SBSN Indonesia III	13.7
Isdb Trust Services NO 2	8.8
Saudi Electricity Co.	7.0
Sharjah Sukuk Program Ltd.	5.0
DIB Sukuk Ltd.	4.7
Suci Second Investment Co.	4.6
SA Global Sukuk Ltd.	3.7
DP World Crescent Ltd.	3.4
Malaysia Sukuk Global	2.5

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sp-funds.com.

SP Funds S&P 500 Sharia Industry Exclusions ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2024 SP Funds S&P 500 Sharia Industry Exclusions ETF Ticker: SPUS ( Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$23	0.45%

Key Fund Statistics

(as of May 31, 2024 )

Fund Size (Thousands)	$578,085
Number of Holdings	239
Portfolio Turnover	39%

Sector Breakdown (% of net assets)

Technology
42.2%
Communications
18.9%
Consumer, Non-cyclical
17.9%
Industrial
6.8%
Consumer, Cyclical
6.5%
Energy
3.9%
Basic Materials
2.4%
Financial
1.0%
Utilities
0.2%
Cash & Cash Equivalents
0.2%

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
Microsoft Corp.	10.8
Apple, Inc.	9.8
NVIDIA Corp.	9.5
Amazon.com, Inc.	5.7
Meta Platforms, Inc. - Class A	3.6
Alphabet, Inc. - Class A	3.6
Alphabet, Inc. - Class C	3.0
Eli Lilly & Co.	2.3
Broadcom, Inc.	2.0
Exxon Mobil Corp.	1.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sp-funds.com.

SP Funds S&P Global REIT Sharia ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2024 SP Funds S&P Global REIT Sharia ETF Ticker: SPRE ( Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$28	0.55%

Key Fund Statistics

(as of May 31, 2024 )

Fund Size (Thousands)	$115,429
Number of Holdings	35
Portfolio Turnover	72%

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
Equinix, Inc.	13.2
Prologis, Inc.	12.5
Goodman Group	11.8
AvalonBay Communities, Inc.	9.6
Mid-America Apartment Communities, Inc.	4.9
Equity LifeStyle Properties, Inc.	4.9
Equity Residential	4.8
Weyerhaeuser Co.	4.8
Camden Property Trust	4.6
Rexford Industrial Realty, Inc.	4.1

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sp-funds.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
May 31, 2024 (Unaudited)

Tidal ETF Trust
SP Funds Dow Jones Global Sukuk ETF	| SPSK	| NYSE Arca
SP Funds S&P 500 Sharia Industry Exclusions ETF	| SPUS	| NYSE Arca
SP Funds S&P Global REIT Sharia ETF	| SPRE	| NYSE Arca

SP Funds ETFs

Schedules of Investments	SP Funds ETFs

SP Funds Dow Jones Global Sukuk ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

CORPORATE SUKUK - 49.0%	Par	Value
Airlines - 0.5%
Unity 1 Sukuk Ltd., 2.39%, 11/03/2025	$1,100,000	$1,050,661

Banks - 16.0%
Adib Sukuk Co II Ltd., 5.70%, 11/15/2028	900,000	912,604
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028	2,000,000	1,965,448
5.05%, 03/12/2029	1,700,000	1,677,531
AUB Sukuk Ltd., 2.62%, 09/09/2026	1,000,000	930,062
Banque Saudi Fransi, 4.75%, 05/31/2028	1,500,000	1,466,819
Boubyan Sukuk Ltd., 3.39%, 03/29/2027	800,000	757,400
BSF Sukuk Ltd., 5.00%, 01/25/2029	1,200,000	1,177,774
DIB Sukuk Ltd.
2.95%, 01/16/2026	2,200,000	2,109,879
1.96%, 06/22/2026	1,600,000	1,488,214
2.74%, 02/16/2027	1,200,000	1,119,941
5.49%, 11/30/2027	1,400,000	1,408,478
4.80%, 08/16/2028	1,600,000	1,572,325
5.24%, 03/04/2029	1,700,000	1,683,758
EI Sukuk Co. Ltd.
1.83%, 09/23/2025	800,000	761,250
2.08%, 11/02/2026	800,000	739,730
Fab Sukuk Co. Ltd.
1.41%, 01/14/2026	1,200,000	1,122,737
2.59%, 03/02/2027	800,000	749,013
4.58%, 01/17/2028	800,000	785,380
4.78%, 01/23/2029	1,400,000	1,379,050
MAR Sukuk Ltd., 2.21%, 09/02/2025	1,200,000	1,149,751
QIB Sukuk Ltd.
1.95%, 10/27/2025	1,600,000	1,521,526
5.58%, 11/22/2028	1,500,000	1,521,563
QIIB Senior Oryx Ltd., 5.25%, 01/24/2029	800,000	801,020
SIB Sukuk Co. III Ltd., 2.85%, 06/23/2025	800,000	775,984
SNB Sukuk Ltd.
2.34%, 01/19/2027	1,200,000	1,113,223
5.13%, 02/27/2029	1,500,000	1,484,081
		32,174,541

Commercial Services - 3.4%
D.P. World Crescent Ltd.
4.85%, 09/26/2028	1,800,000	1,757,127
3.88%, 07/18/2029	1,800,000	1,679,213
3.75%, 01/30/2030	800,000	735,443
DP World Crescent Ltd., 5.50%, 09/13/2033	2,600,000	2,592,988
		6,764,771

Diversified Financial Services - 0.9%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/2033	800,000	764,337
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026	1,200,000	1,157,851
		1,922,188

Electric - 8.6%
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/2043	1,600,000	1,512,447
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044	1,600,000	1,554,237
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/2028	2,000,000	1,963,840

Schedules of Investments	SP Funds ETFs

Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/2025	1,200,000	1,144,295
2.41%, 09/17/2030	1,000,000	850,302
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/2029	1,400,000	1,387,309
4.63%, 04/11/2033	2,000,000	1,927,266
5.19%, 02/13/2034	2,300,000	2,283,893
5.68%, 04/11/2053	1,600,000	1,549,222
Tabreed Sukuk SPC Ltd., 5.50%, 10/31/2025	800,000	802,000
TNB Global Ventures Capital Bhd.
3.24%, 10/19/2026	1,200,000	1,139,242
4.85%, 11/01/2028	1,200,000	1,179,572
		17,293,625

Food - 0.6%
Almarai Co. JSC, 5.23%, 07/25/2033	1,300,000	1,295,896

Investment Companies - 7.9%
Dua Capital Ltd.
1.66%, 05/11/2026	600,000	557,029
2.78%, 05/11/2031	1,000,000	849,304
KFH Sukuk Co., 5.01%, 01/17/2029	1,700,000	1,668,567
Khazanah Global Sukuk Bhd., 4.69%, 06/01/2028	1,300,000	1,269,485
Mdgh Sukuk Ltd., 4.96%, 04/04/2034	1,700,000	1,693,326
Senaat Sukuk Ltd., 4.76%, 12/05/2025	600,000	593,478
Suci Second Investment Co.
6.00%, 10/25/2028	3,700,000	3,792,700
5.17%, 03/05/2031	3,400,000	3,344,940
6.25%, 10/25/2033	2,000,000	2,148,564
		15,917,393

Oil & Gas - 3.7%
SA Global Sukuk Ltd.
1.60%, 06/17/2026	3,400,000	3,162,364
2.69%, 06/17/2031	5,000,000	4,256,255
		7,418,619

Pipelines - 1.3%
TMS Issuer Sarl, 5.78%, 08/23/2032	2,600,000	2,643,794

Real Estate - 4.4%
Aldar Sukuk Ltd., 4.75%, 09/29/2025	800,000	790,499
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/2029	800,000	740,791
Emaar Sukuk Ltd.
3.64%, 09/15/2026	1,200,000	1,147,193
3.88%, 09/17/2029	800,000	741,644
3.70%, 07/06/2031	800,000	713,921
Esic Sukuk Ltd., 5.83%, 02/14/2029	1,200,000	1,193,268
MAF Sukuk Ltd.
4.50%, 11/03/2025	800,000	787,055
4.64%, 05/14/2029	1,000,000	964,125
3.93%, 02/28/2030	1,000,000	922,310
5.00%, 06/01/2033	800,000	770,500
		8,771,306

Telecommunications - 1.7%
Axiata SPV2 Bhd.
4.36%, 03/24/2026	800,000	785,565
2.16%, 08/19/2030	1,000,000	830,336

Schedules of Investments	SP Funds ETFs

Saudi Telecom Co., 3.89%, 05/13/2029	2,000,000	1,900,101
		3,516,002
TOTAL CORPORATE SUKUK (Cost $101,223,210)		98,768,796

FOREIGN GOVERNMENT SUKUK - 49.0%	Par	Value
Multi-National - 11.0%
ICDPS Sukuk Ltd.
1.81%, 10/15/2025	1,000,000	946,950
4.95%, 02/14/2029	900,000	895,635
IDB Trust Services Ltd., 0.91%, 06/25/2025	2,600,000	2,479,295
Isdb Trust Services NO 2 SARL
1.26%, 03/31/2026	4,200,000	3,921,099
1.44%, 10/21/2026	2,927,000	2,689,972
3.21%, 04/28/2027	3,000,000	2,860,875
4.75%, 10/27/2027	1,600,000	1,588,968
4.60%, 03/14/2028	3,300,000	3,253,948
4.91%, 10/03/2028	3,400,000	3,425,160
		22,061,902

Sovereign - 38.0%(a)
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/2027	1,600,000	1,528,791
KSA Sukuk Ltd.
3.63%, 04/20/2027	7,400,000	7,099,109
5.27%, 10/25/2028	4,100,000	4,137,314
4.30%, 01/19/2029	3,400,000	3,289,378
4.27%, 05/22/2029	5,000,000	4,829,050
2.97%, 10/29/2029	4,100,000	3,690,947
2.25%, 05/17/2031	3,400,000	2,838,742
4.51%, 05/22/2033	5,000,000	4,765,565
Malaysia Sovereign Sukuk Bhd., 4.24%, 04/22/2045	900,000	807,386
Malaysia Sukuk Global Bhd.
3.18%, 04/27/2026	1,600,000	1,546,274
4.08%, 04/27/2046	950,000	823,227
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/2031	1,400,000	1,176,136
3.08%, 04/28/2051	950,000	670,432
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/2025	1,200,000	1,160,564
4.55%, 03/29/2026	3,000,000	2,976,552
1.50%, 06/09/2026	2,000,000	1,853,824
4.15%, 03/29/2027	3,300,000	3,210,730
4.40%, 06/06/2027	2,900,000	2,837,376
4.40%, 03/01/2028	3,000,000	2,913,398
5.40%, 11/15/2028	1,700,000	1,712,295
4.45%, 02/20/2029	2,100,000	2,036,480
2.80%, 06/23/2030	1,800,000	1,575,901
2.55%, 06/09/2031	1,600,000	1,345,820
4.70%, 06/06/2032	2,600,000	2,510,046
5.60%, 11/15/2033	1,600,000	1,641,478
3.80%, 06/23/2050	1,200,000	900,613
3.55%, 06/09/2051	1,200,000	865,378
ROP Sukuk Trust, 5.05%, 06/06/2029	1,700,000	1,679,600
Sharjah Sukuk Program Ltd.
3.85%, 04/03/2026	1,600,000	1,544,835
2.94%, 06/10/2027	1,600,000	1,476,563
4.23%, 03/14/2028	2,000,000	1,899,336
3.23%, 10/23/2029	1,640,000	1,456,199
3.89%, 04/04/2030	1,200,000	1,091,520
3.20%, 07/13/2031	1,200,000	1,020,326
6.09%, 03/19/2034	1,600,000	1,627,886
		76,539,071
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $102,103,446)		98,600,973

Schedules of Investments	SP Funds ETFs

CORPORATE BONDS - 0.5%	Par	Value
Diversified Financial Services - 0.5%
AIR Lease Corp Sukuk Ltd., 5.85%, 04/01/2028	1,000,000	993,918
TOTAL CORPORATE BONDS (Cost $1,016,380)		993,918

TOTAL INVESTMENTS - 98.5% (Cost $204,343,036)		$198,363,687
Other Assets in Excess of Liabilities - 1.5%		2,934,207
TOTAL NET ASSETS - 100.0%		$201,297,894

Percentages are stated as a percent of net assets.

SA - Sociedad Anónima

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Schedules of Investments	SP Funds ETFs

SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Agriculture - 0.1%
Archer-Daniels-Midland Co.	10,791	$673,790

Apparel - 0.5%
Deckers Outdoor Corp.(a)	484	529,457
Nike, Inc. - Class B	24,637	2,341,747
Ralph Lauren Corp. - Class A	785	146,701
		3,017,905

Auto Manufacturers - 1.9%
Cummins, Inc.	2,750	774,757
Tesla, Inc.(a)	56,132	9,995,987
		10,770,744

Auto Parts & Equipment - 0.1%
Aptiv PLC(a)	5,647	470,169

Beverages - 1.1%
Keurig Dr Pepper, Inc.	21,087	722,230
Monster Beverage Corp.(a)	14,954	776,411
PepsiCo, Inc.	27,852	4,815,611
		6,314,252

Biotechnology - 1.0%
Biogen, Inc.(a)	2,918	656,375
Bio-Rad Laboratories, Inc. - Class A(a)	388	111,302
Corteva, Inc.	14,211	794,963
Gilead Sciences, Inc.	25,234	1,621,789
Illumina, Inc.(a)	3,211	334,843
Incyte Corp.(a)	3,765	217,579
Regeneron Pharmaceuticals, Inc.(a)	2,130	2,087,741
		5,824,592

Building Materials - 0.8%
Builders FirstSource, Inc.(a)	2,497	401,493
Johnson Controls International PLC	13,793	991,855
Martin Marietta Materials, Inc.	1,251	715,672
Masco Corp.	4,446	310,864
Mohawk Industries, Inc.(a)	1,053	128,392
Trane Technologies PLC	4,598	1,505,661
Vulcan Materials Co.	2,683	686,231
		4,740,168

Chemicals - 1.8%
Air Products and Chemicals, Inc.	4,496	1,199,083
Albemarle Corp.	2,359	289,190
CF Industries Holdings, Inc.	3,863	307,997
DuPont de Nemours, Inc.	8,708	715,449
Ecolab, Inc.	5,132	1,191,651
FMC Corp.	2,524	153,838
Linde PLC	9,816	4,275,064
PPG Industries, Inc.	4,760	625,512
The Mosaic Co.	6,603	204,231
The Sherwin-Williams Co.	4,753	1,443,961
		10,405,976

Schedules of Investments	SP Funds ETFs

Commercial Services - 0.7%
Cintas Corp.	1,728	1,171,532
CoStar Group, Inc.(a)	8,087	632,161
Equifax, Inc.	2,496	577,550
Gartner, Inc.(a)	1,567	657,623
Quanta Services, Inc.	2,926	807,400
Robert Half, Inc.	2,100	134,883
Rollins, Inc.	5,681	259,565
		4,240,714

Computers - 11.0%
Accenture PLC - Class A	12,699	3,584,801
Apple, Inc.	293,983	56,518,232
Cognizant Technology Solutions Corp. - Class A	10,078	666,660
EPAM Systems, Inc.(a)	1,150	204,619
Fortinet, Inc.(a)	12,909	765,762
HP, Inc.	17,666	644,809
NetApp, Inc.	4,156	500,507
Super Micro Computer, Inc.(a)	997	782,156
		63,667,546

Cosmetics & Personal Care - 1.8%
Colgate-Palmolive Co.	16,673	1,549,922
Kenvue, Inc.	34,911	673,782
The Estee Lauder Co., Inc. - Class A	4,703	580,162
The Procter & Gamble Co.	47,666	7,842,964
		10,646,830

Distribution & Wholesale - 0.5%
Copart, Inc.(a)	17,702	939,268
Fastenal Co.	11,593	764,906
LKQ Corp.	5,403	232,491
Pool Corp.	778	282,842
W.W. Grainger, Inc.	885	815,492
		3,034,999

Electric - 0.2%
Constellation Energy Corp.	6,458	1,403,001

Electrical Components & Equipment - 0.9%
AMETEK, Inc.	4,662	790,582
Eaton Corp. PLC	8,079	2,689,095
Emerson Electric Co.	11,582	1,299,037
Generac Holdings, Inc.(a)	1,244	183,130
		4,961,844

Electronics - 1.5%
Allegion PLC	1,759	214,281
Amphenol Corp. - Class A	12,154	1,608,825
Fortive Corp.	7,091	527,854
Garmin Ltd.	3,099	507,771
Honeywell International, Inc.	13,350	2,699,237
Hubbell, Inc.	1,070	416,112
Jabil, Inc.	2,579	306,643
Keysight Technologies, Inc.(a)	3,522	487,727
Mettler-Toledo International, Inc.(a)	391	548,999
TE Connectivity Ltd.	6,251	935,775
Trimble, Inc.(a)	5,034	280,293
		8,533,517

Schedules of Investments	SP Funds ETFs

Energy - Alternate Sources - 0.2%
Enphase Energy, Inc.(a)	2,740	350,446
First Solar, Inc.(a)	2,153	585,099
		935,545

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	2,542	354,202

Environmental Control - 0.5%
Pentair PLC	3,338	271,646
Republic Services, Inc.	4,127	764,279
Veralto Corp.	4,437	437,400
Waste Management, Inc.	7,422	1,564,038
		3,037,363

Food - 0.7%
General Mills, Inc.	11,508	791,175
Kellanova	5,327	321,431
Lamb Weston Holdings, Inc.	2,906	256,571
McCormick & Co., Inc.	5,087	367,383
Mondelez International, Inc. - Class A	27,284	1,869,772
The Hershey Co.	3,037	600,810
		4,207,142

Healthcare - Products - 5.0%
Abbott Laboratories	35,158	3,592,796
ABIOMED, Inc.(a)(b)	405	0
Agilent Technologies, Inc.	5,921	772,158
Align Technology, Inc.(a)	1,435	369,096
Bio-Techne Corp.	3,180	245,464
Boston Scientific Corp.(a)	29,670	2,242,162
Danaher Corp.	13,319	3,420,319
Edwards Lifesciences Corp.(a)	12,284	1,067,357
GE HealthCare Technologies, Inc.	8,578	669,084
Hologic, Inc.(a)	4,739	349,643
IDEXX Laboratories, Inc.(a)	1,667	828,416
Insulet Corp.(a)	1,408	249,484
Intuitive Surgical, Inc.(a)	7,119	2,862,692
Medtronic PLC	26,919	2,190,399
ResMed, Inc.	2,961	610,943
STERIS PLC	1,996	444,869
Stryker Corp.	6,846	2,335,102
Teleflex, Inc.	940	196,526
The Cooper Cos, Inc.	4,014	378,560
Thermo Fisher Scientific, Inc.	7,810	4,435,924
Waters Corp.(a)	1,178	363,884
West Pharmaceutical Services, Inc.	1,489	493,470
Zimmer Biomet Holdings, Inc.	4,235	487,660
		28,606,008

Healthcare - Services - 0.2%
Charles River Laboratories International, Inc.(a)	1,024	213,443
Labcorp Holdings, Inc.	1,703	331,932
Molina Healthcare, Inc.(a)	1,156	363,654
Quest Diagnostics, Inc.	2,234	317,161
		1,226,190

Home Builders - 0.2%
D.R. Horton, Inc.	6,052	894,485
PulteGroup, Inc.	4,296	504,007
		1,398,492

Schedules of Investments	SP Funds ETFs

Household Products & Wares - 0.4%
Avery Dennison Corp.	1,617	368,013
Church & Dwight Co., Inc.	4,988	533,766
Kimberly-Clark Corp.	6,821	909,239
The Clorox Co.	2,512	330,479
		2,141,497

Internet - 17.7%
Airbnb, Inc. - Class A(a)	8,814	1,277,413
Alphabet, Inc. - Class A	119,346	20,587,185
Alphabet, Inc. - Class C	99,921	17,382,257
Amazon.com, Inc.(a)	185,132	32,664,690
Booking Holdings, Inc.	703	2,654,774
CDW Corp.	2,704	604,669
eBay, Inc.	10,509	569,798
Etsy, Inc.(a)	2,426	153,978
Expedia Group, Inc. - Class A(a)	2,642	298,176
F5, Inc.(a)	1,171	197,864
Meta Platforms, Inc. - Class A	44,544	20,794,476
Palo Alto Networks, Inc.(a)	6,378	1,880,936
Uber Technologies, Inc.(a)	41,704	2,692,410
VeriSign, Inc.(a)	1,766	307,849
		102,066,475

Iron & Steel - 0.2%
Nucor Corp.	4,977	840,366
Steel Dynamics, Inc.	3,080	412,320
		1,252,686

Machinery - Diversified - 0.8%
Dover Corp.	2,821	518,556
IDEX Corp.	1,521	317,341
Ingersoll Rand, Inc.	8,191	762,173
Nordson Corp.	1,082	253,967
Otis Worldwide Corp.	8,204	813,837
Rockwell Automation, Inc.	2,305	593,607
Westinghouse Air Brake Technologies Corp.	3,631	614,474
Xylem, Inc.	4,884	688,742
		4,562,697

Media - 0.0%(c)
News Corp. - Class B	2,306	64,291

Mining - 0.4%
Freeport-McMoRan, Inc.	29,059	1,532,281
Newmont Corp.	23,342	978,964
		2,511,245

Miscellaneous Manufacturers - 0.7%
3M Co.	11,190	1,120,566
A.O. Smith Corp.	2,487	208,013
Illinois Tool Works, Inc.	5,508	1,337,067
Parker-Hannifin Corp.	2,596	1,379,826
		4,045,472

Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A(a)	1,026	320,461

Oil & Gas - 3.2%
ConocoPhillips	23,851	2,778,165
Coterra Energy, Inc.	15,239	434,616
Devon Energy Corp.	12,974	636,764

Schedules of Investments	SP Funds ETFs

Diamondback Energy, Inc.	3,627	722,716
EOG Resources, Inc.	11,806	1,470,437
Exxon Mobil Corp.	91,466	10,725,303
Hess Corp.	5,574	858,953
Valero Energy Corp.	6,891	1,082,852
		18,709,806

Oil & Gas Services - 0.5%
Baker Hughes Co.	20,272	678,706
Halliburton Co.	18,021	661,371
Schlumberger NV	28,909	1,326,634
		2,666,711

Packaging & Containers - 0.1%
Packaging Corp. of America	1,782	326,979

Pharmaceuticals - 6.8%
AbbVie, Inc.	35,755	5,765,136
Becton Dickinson & Co.	5,840	1,354,705
Bristol-Myers Squibb Co.	41,208	1,693,237
Cardinal Health, Inc.	4,926	489,004
Cencora, Inc.	3,344	757,650
Dexcom, Inc.(a)	7,793	925,575
Eli Lilly & Co.	16,136	13,237,006
Henry Schein, Inc.(a)	2,626	182,087
Johnson & Johnson	48,743	7,149,136
McKesson Corp.	2,653	1,511,122
Merck & Co., Inc.	51,304	6,440,704
		39,505,362

Retail - 3.3%
AutoZone, Inc.(a)	321	889,151
Best Buy Co., Inc.	3,876	328,762
Genuine Parts Co.	2,826	407,340
Lowe’s Co., Inc.	11,643	2,576,479
Lululemon Athletica, Inc.(a)	2,309	720,385
O’Reilly Automotive, Inc.(a)	1,177	1,133,757
Ross Stores, Inc.	6,817	952,744
Target Corp.	9,346	1,459,471
The Home Depot, Inc.	20,150	6,747,631
The TJX Co. Inc.	23,092	2,380,785
Tractor Supply Co.	2,178	621,362
Ulta Beauty, Inc.(a)	971	383,632
Walgreens Boots Alliance, Inc.	14,505	235,271
		18,836,770

Semiconductors - 17.0%
Advanced Micro Devices, Inc.(a)	32,723	5,461,469
Analog Devices, Inc.	10,030	2,351,935
Applied Materials, Inc.	16,834	3,620,657
Broadcom, Inc.	8,897	11,820,109
KLA Corp.	2,729	2,072,757
Lam Research Corp.	2,647	2,468,169
Microchip Technology, Inc.	10,949	1,064,571
Micron Technology, Inc.	22,359	2,794,875
Monolithic Power Systems, Inc.	960	706,205
NVIDIA Corp.	50,011	54,828,560
NXP Semiconductors NV	5,210	1,417,641
ON Semiconductor Corp.(a)	8,653	632,015
Qorvo, Inc.(a)	1,952	192,057
QUALCOMM, Inc.	22,608	4,613,162
Skyworks Solutions, Inc.	3,239	300,126

Schedules of Investments	SP Funds ETFs

Teradyne, Inc.	3,096	436,350
Texas Instruments, Inc.	18,417	3,591,499
		98,372,157

Software - 14.1%
Adobe, Inc.(a)	9,152	4,070,444
Akamai Technologies, Inc.(a)	3,055	281,793
ANSYS, Inc.(a)	1,742	552,998
Autodesk, Inc.(a)	4,331	873,130
Cadence Design Systems, Inc.(a)	5,511	1,577,854
Fair Isaac Corp.(a)	458	590,788
Microsoft Corp.	150,495	62,474,989
Paycom Software, Inc.	961	139,653
PTC, Inc.(a)	2,423	427,030
Roper Technologies, Inc.	2,153	1,147,032
Salesforce, Inc.	19,607	4,596,665
ServiceNow, Inc.(a)	4,136	2,717,062
Synopsys, Inc.(a)	3,089	1,732,311
Tyler Technologies, Inc.(a)	845	405,904
		81,587,653

Telecommunications - 1.3%
Arista Networks, Inc.(a)	5,097	1,517,122
Cisco Systems, Inc.	82,297	3,826,810
Corning, Inc.	15,545	579,207
Juniper Networks, Inc.	6,507	232,105
Motorola Solutions, Inc.	3,352	1,223,178
		7,378,422

Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	2,345	202,538
CSX Corp.	40,042	1,351,417
Expeditors International of Washington, Inc.	2,928	353,995
J.B. Hunt Transport Services, Inc.	1,637	263,148
Norfolk Southern Corp.	4,592	1,032,282
Old Dominion Freight Line, Inc.	3,626	635,457
Union Pacific Corp.	12,348	2,874,861
United Parcel Service, Inc. - Class B	14,652	2,035,602
		8,749,300
TOTAL COMMON STOCKS (Cost $446,567,307)		571,568,973

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
AvalonBay Communities, Inc.	2,859	550,872
Camden Property Trust	2,152	220,903
Equinix, Inc.	1,899	1,448,899
Equity Residential	6,983	454,105
Mid-America Apartment Communities, Inc.	2,346	313,684
Prologis, Inc.	18,725	2,068,925
Weyerhaeuser Co.	14,779	443,813
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,698,008)		5,501,201

TOTAL INVESTMENTS - 99.8% (Cost $452,265,315)		$577,070,174
Other Assets in Excess of Liabilities - 0.2%		1,014,608
TOTAL NET ASSETS - 100.0%		$578,084,782

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

Schedules of Investments	SP Funds ETFs

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.
(c)	Represents less than 0.05% of net assets.

SP Funds S&P Global REIT Sharia ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Private Equity - 0.1%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	5,091	$45,680
Ziraat Gayrimenkul Yatirim Ortakligi AS(a)	436,543	110,595
		156,275

Real Estate Management & Services - 0.5%
HMC Capital Ltd.	119,134	570,455

REITs - Apartments - 24.1%
Asce Gayrimenkul Yatirim Ortakligi AS	90,325	38,756
AvalonBay Communities, Inc.	57,639	11,105,883
Camden Property Trust	52,258	5,364,284
Equity Residential	85,612	5,567,348
Mid-America Apartment Communities, Inc.	42,547	5,688,959
		27,765,230

REITs - Diversified - 23.8%
Arena REIT	173,438	431,389
Axis Real Estate Investment Trust	754,938	295,111
Charter Hall Group	230,992	1,861,885
Equinix, Inc.	20,001	15,260,363
IMPACT Growth Real Estate Investment Trust	318,026	96,817
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	51,396	33,733
MREIT, Inc.	445,509	95,618
PotlatchDeltic Corp.	38,846	1,659,890
Rayonier, Inc.	66,771	2,004,465
RL Commercial REIT, Inc.	1,742,999	148,923
Weyerhaeuser Co.	184,167	5,530,535
		27,418,729

REITs - Health Care - 0.4%
Parkway Life Real Estate Investment Trust	189,541	502,003

REITs - Manufactured Homes - 4.9%
Equity LifeStyle Properties, Inc.	90,211	5,662,544

REITs - Regional Malls - 0.3%
IGB Real Estate Investment Trust	778,790	299,471

REITs - Shopping Centers - 0.2%
Lotus’s Retail Growth Freehold And Leasehold Property Fund	763,481	261,480

REITs - Storage - 4.0%
CubeSmart	110,068	4,656,977

REITs - Warehouse & Industry - 38.5%(b)
BWP Trust	265,390	658,335
EastGroup Properties, Inc.	23,346	3,856,292

Schedules of Investments	SP Funds ETFs

First Industrial Realty Trust, Inc.	64,747	3,050,879
Goodman Group	613,242	13,670,649
Innovative Industrial Properties, Inc.	13,719	1,478,634
Prologis, Inc.	130,893	14,462,368
Rexford Industrial Realty, Inc.	103,165	4,679,564
Terreno Realty Corp.	45,768	2,589,553
		44,446,274
TOTAL COMMON STOCKS (Cost $110,030,397)		111,739,438

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Prologis Property Mexico SA de CV	340,506	1,375,122
The UNITE Group PLC	193,938	2,300,085
Torunlar Gayrimenkul Yatirim Ortakligi AS	73,425	108,601
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,749,889)		3,783,808

TOTAL INVESTMENTS - 100.1% (Cost $113,780,286)		$115,523,246
Liabilities in Excess of Other Assets - (0.1)%		(94,538)
TOTAL NET ASSETS - 100.0%		$115,428,708

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Statements of Assets and Liabilities	SP Funds ETFs

For the Period Ended May 31, 2024

	SP Funds Dow Jones Global Sukuk ETF (Unaudited)	SP Funds S&P 500 Sharia Industry Exclusions ETF (Unaudited)	SP Funds S&P Global REIT Sharia ETF (Unaudited)
ASSETS:
Investments, at value	$198,363,687	$577,070,174	$115,523,246
Cash	3,410,827	687,690	—
Dividends and interest receivable	1,710,952	540,533	126,757
Foreign currency, at value	—	—	1,410
Prepaid expenses and other assets	941	—	—
Total assets	203,486,407	578,298,397	115,651,413

LIABILITIES:
Payable for investments purchased	2,097,087	—	—
Payable to adviser	91,426	213,615	52,072
Payable to custodian	—	—	170,633
Total liabilities	2,188,513	213,615	222,705
NET ASSETS	$201,297,894	$578,084,782	$115,428,708

NET ASSETS CONSISTS OF:
Paid-in capital	$207,133,262	$462,673,964	$125,124,150
Total distributable earnings/(accumulated losses)	(5,835,368)	115,410,818	(9,695,442)
Total net assets	$201,297,894	$578,084,782	$115,428,708

Net asset value	$201,297,894	$578,084,782	$115,428,708
Shares issued and outstanding(a)	11,425,000	15,100,000	6,050,000
Net asset value per share	$17.62	$38.28	$19.08

COST:
Investments cost	$204,343,036	$452,265,315	$113,779,364
Foreign currency cost	$—	$—	$1,525

(a)	Unlimited shares authorized without par value.

Statements of Operations	SP Funds ETFs

For the Period Ended May 31, 2024

	SP Funds Dow Jones Global Sukuk ETF (Unaudited)	SP Funds S&P 500 Sharia Industry Exclusions ETF (Unaudited)	SP Funds S&P Global REIT Sharia ETF (Unaudited)
INVESTMENT INCOME:
Dividend income	$—	$2,412,970	$1,564,889
Less: Dividend withholding taxes	—	(1,394)	(6,921)
Less: Issuance fees	—	—	—
Sukuk income	3,809,043	—	—
Total investment income	3,809,043	2,411,576	1,557,968

EXPENSES:
Investment advisory fee	482,253	1,036,149	258,258
Total expenses	482,253	1,036,149	258,258
NET INVESTMENT INCOME	3,326,790	1,375,427	1,299,710

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from:
Investments	(211,727)	(6,611,645)	(4,604,154)
Foreign currency translation	—	—	32,510
Net realized loss	(211,727)	(6,611,645)	(4,571,644)
Net change in unrealized appreciation/(depreciation) on:
Investments	(43,121)	74,304,611	6,907,079
Foreign currency translation	—	—	(80)
Net change in unrealized appreciation/(depreciation)	(43,121)	74,304,611	6,906,999
Net realized and unrealized gain/(loss)	(254,848)	67,692,966	2,335,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,071,942	$69,068,393	$3,635,065

Statement of Changes in Net Assets	SP Funds ETFs

	SP Funds Dow Jones Global Sukuk ETF		SP Funds S&P 500 Sharia Industry Exclusions ETF
	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
OPERATIONS:
Net investment income	$3,326,790	$3,457,731	$1,375,427	$2,072,202
Net realized loss	(211,727)	(473,537)	(6,611,645)	(1,136,881)
Net change in unrealized appreciation/(depreciation)	(43,121)	(1,040,662)	74,304,611	46,084,935
Net increase in net assets from operations	3,071,942	1,943,532	69,068,393	47,020,256

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,215,105)	(2,373,600)	(1,867,881)	(2,081,082)
Return of capital	—	—	—	(566,368)
Total distributions to shareholders	(3,215,105)	(2,373,600)	(1,867,881)	(2,647,450)

CAPITAL TRANSACTIONS:
Subscriptions	50,468,358	85,916,855	158,254,290	134,572,228
Redemptions	—	—	(854,060)	—
ETF transaction fees	23,168	27,699	—	—
Net increase in net assets from capital transactions	50,491,526	85,944,554	157,400,230	134,572,228

NET INCREASE IN NET ASSETS	50,348,363	85,514,486	224,600,742	178,945,034

NET ASSETS:
Beginning of the period	150,949,531	65,435,045	353,484,040	174,539,006
End of the period	$201,297,894	$150,949,531	$578,084,782	$353,484,040

SHARES TRANSACTIONS
Subscriptions	2,850,000	4,850,000	4,350,000	4,425,000
Redemptions	—	—	(25,000)	—
Total increase in shares outstanding	2,850,000	4,850,000	4,325,000	4,425,000

Statement of Changes in Net Assets	SP Funds ETFs

	SP Funds S&P Global REIT Sharia ETF
	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
OPERATIONS:
Net investment income	$1,299,710	$1,022,265
Net realized loss	(4,571,644)	(3,655,309)
Net change in unrealized appreciation/(depreciation)	6,676,925	(130,689)
Net increase/(decrease) in net assets from operations	3,404,991	(2,763,733)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,149,930)	(1,158,718)
Return of capital	—	(1,471,032)
Total distributions to shareholders	(2,149,930)	(2,629,750)

CAPITAL TRANSACTIONS:
Subscriptions	38,858,488	48,081,853
Redemptions	—	(6,861,610)
Net increase in net assets from capital transactions	38,858,488	41,220,243

NET INCREASE IN NET ASSETS	40,343,623	35,826,760

NET ASSETS:
Beginning of the period	75,085,085	39,258,325
End of the period	$115,428,708	$75,085,085

SHARES TRANSACTIONS
Subscriptions	2,000,000	2,450,000
Redemptions	—	(350,000)
Total increase in shares outstanding	2,000,000	2,100,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SP Funds ETFs
For a share outstanding throughout the periods presented

SP Funds Dow Jones Global Sukuk ETF

	Period ended May 31, 2024		Year ended November 30,				Period ended
	(Unaudited)		2023	2022		2021	November 30, 2020(a)
PER SHARE DATA:
Net asset value, beginning of period	$17.60		$17.57	$19.76		$20.41	$20.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.34		0.57	0.35		0.27	0.30
Net realized and unrealized gain (loss) on investments	0.02		(0.16)	(2.09)		(0.42)	0.39
Total from investment operations	0.36		0.41	(1.74)		(0.15)	0.69

LESS DISTRIBUTIONS FROM:
From net investment income	(0.34)		(0.38)	(0.36)		(0.26)	(0.28)
Return of capital	—		—	(0.09)		(0.24)	—
Total distributions	(0.34)		(0.38)	(0.45)		(0.50)	(0.28)

ETF transaction fees per share	0.00	(c)	0.00 (c)	—		—	—
Net asset value, end of period	$17.62		$17.60	$17.57		$19.76	$20.41

TOTAL RETURN(d)	1.96%		2.46%	(8.92)%		(0.73)%	3.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201,298		$150,950	$65,435		$37,542	$31,123
Ratio of expenses to average net assets(e)	0.55	%(h)	0.59%	0.59	%(g)	0.65%	0.65%
Ratio of net investment income to average net assets(e)	3.79%		3.23%	1.91%		1.32%	1.61%
Portfolio turnover rate(d)(f)	13%		19%	9%		28%	15%

(a)	Inception date of the Fund was December 27, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective November 30, 2021, the Fund’s management fee was reduced from 0.65% to 0.59%.
(h)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

Financial Highlights	SP Funds ETFs

SP Funds S&P 500 Sharia Industry Exclusions ETF

	Period ended May 31, 2024		Year ended November 30,			Period ended
	(Unaudited)		2023	2022	2021	November 30, 2020(a)
PER SHARE DATA:
Net asset value, beginning of period	$32.81		$27.49	$32.48	$24.26	$20.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.11		0.25	0.25	0.17	0.22
Net realized and unrealized gain (loss) on investments	5.50		5.38	(4.83)	8.36	4.25
Total from investment operations	5.61		5.63	(4.58)	8.53	4.47

LESS DISTRIBUTIONS FROM:
From net investment income	(0.14)		(0.24)	(0.25)	(0.18)	(0.21)
From net realized gains	—		—	(0.07)	(0.13)	—
Return of capital	—		(0.07)	(0.09)	—	—
Total distributions	(0.14)		(0.31)	(0.41)	(0.31)	(0.21)

Net asset value, end of period	$38.28		$32.81	$27.49	$32.48	$24.26

TOTAL RETURN(c)	17.15%		20.62%	(14.17)%	35.40%	22.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$578,085		$353,484	$174,539	$123,430	$38,821
Ratio of expenses to average net assets(d)	0.45	%(f)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(d)	0.60%		0.82%	0.89%	0.60%	1.06%
Portfolio turnover rate(c)(e)	39%		5%	4%	18%	46%

(a)	Inception date of the Fund was December 17, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.49% to 0.45%.

Financial Highlights	SP Funds ETFs

	Period ended May 31, 2024		Year ended November 30,		Period ended
	(Unaudited)		2023	2022	November 30, 2021(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.54		$20.13	$25.63	$20.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.27		0.32	0.36	0.26
Net realized and unrealized gain (loss) on investments	0.71		(1.11)	(4.99)	6.04
Total from investment operations	0.98		(0.79)	(4.63)	6.30

LESS DISTRIBUTIONS FROM:
From net investment income	(0.44)		(0.35)	(0.38)	(0.29)
From net realized gains	—		—	—	(0.15)
Return of capital	—		(0.45)	(0.49)	(0.23)
Total distributions	(0.44)		(0.80)	(0.87)	(0.67)

Net asset value, end of period	$19.08		$18.54	$20.13	$25.63

TOTAL RETURN(c)	5.26%		(3.92)%	(18.39)%	31.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$115,429		$75,085	$39,258	$23,068
Ratio of expenses to average net assets(d)	0.55	%(f)	0.59%	0.69%	0.69%
Ratio of net investment income to average net assets(d)	2.77%		1.69%	1.59%	1.19%
Portfolio turnover rate(c)(e)	72%		29%	50%	79%

(a)	Inception date of the Fund was December 29, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate exclude in-kind transactions.
(f)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

Notes to the Financial Statements (Unaudited)	SP Funds ETFs
May 31, 2024

NOTE 1 – ORGANIZATION

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Sukuk ETF is a diversified series and each of the Sharia ETF and the Global REIT ETF is a non-diversified series of the Trust. The Sukuk ETF commenced operations as a non-diversified series, however, the Fund continuously operated as diversified for three years and as of December 27, 2022, is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ShariaPortfolio, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Sharia Index”). The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Sukuk Index”). The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Sharia Capped Index (the “Global REIT Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Sukuk securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2024:

	Sukuk ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk(a)	$—	$99,762,714	$—	$99,762,714
Foreign Government Sukuk(b)	—	98,600,973	—	98,600,973
Total Investments in Securities	$—	$198,363,687	$—	$198,363,687

	Sharia ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$571,568,973	$—	$—	$571,568,973
Real Estate Investment Trusts	5,501,201	—	—	5,501,201
Rights	—	—	—	—
Total Investments in Securities	$577,070,174	$—	$—	$577,070,174

	Global REIT ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$115,523,246	$—	$—	$115,523,246
Total Investments in Securities	$115,523,246	$—	$—	$115,523,246

Balance as of November 30, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of May 31, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2024:	$—

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (continued)

(a)	See Schedules of Investments for the industry breakout.

(b)	See Schedules of Investments for the security type breakout.

(c)	The securities (Rights) are classified as Level 3 securities due to a lack of market activity.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of May 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on sukuk securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Sukuk income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (continued)

I.	Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

•	Concentration in REITs (Global REIT ETF Only). The Fund concentrates in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

B.	Credit Risk (Sukuk ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.	Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

D.	Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

E.	Equity Market Risk (Sharia ETF and Global REIT ETF Only). The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

NOTE 3 – PRINCIPAL INVESTMENT RISKS (continued)

F.	Exchange Traded Fund (“ETF”) Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk (Sukuk ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., sukuk that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

G.	Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

H.	Foreign Securities Risks (Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

NOTE 3 – PRINCIPAL INVESTMENT RISKS (continued)

I.	Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

•	Risks of Investing in Saudi Arabia (Sukuk ETF Only). The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/ or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

•	Risks of Investing in the United Arab Emirates (Sukuk ETF Only). The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re- export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

J.	Interest Rate Risk (Sukuk ETF Only). The income generated by debt securities owned by the Fund will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

K.	Market Capitalization Risk (Sharia ETF and Global REIT ETF Only).

•	Large-Capitalization Investing (Sharia ETF and Global REIT ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

L.	Models and Data Risk (Sharia ETF and Sukuk ETF Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

NOTE 3 – PRINCIPAL INVESTMENT RISKS (continued)

M.	Non-Diversification Risk (Sharia ETF and Global REIT ETF Only). Because each fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

N.	Passive Investment Risk. The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

O.	Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•	Consumer Discretionary Sector Risk (Sharia ETF Only). The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•	Information Technology Sector Risk (Sharia ETF Only). The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•	Financials Sector Risk (Sukuk ETF and Global REIT ETF). Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

P.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Q.	Sukuk Risk (Sukuk ETF only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

NOTE 3 – PRINCIPAL INVESTMENT RISKS (continued)

R.	Tax Risk (Global REIT ETF Only). To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Global REIT Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Global REIT Index, and the Fund’s efforts to replicate or represent the Global REIT Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

S.	Tracking Error Risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

T.	Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee(a)

Sukuk ETF	0.55%
Sharia ETF	0.45%
Global REIT ETF	0.55%

(a)	Effective December 1, 2023, each Fund’s management fees was reduced from 0.49% to 0.45%, 0.59% to 0.55% and 0.59% and 0.55%, respectively.

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Management Fees payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the six-months ended May 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sharia ETF	0.02%
Sukuk ETF	0.02%
Global REIT ETF	0.02% on first $500 million
0.01% on amounts over $ 500 million

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, Fees paid by SP Funds Management include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management, the profits, if any, generated by each Fund’s unitary management fee.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian, U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales

Sukuk ETF	$62,809,598	$12,489,663
Sharia ETF	101,207,528	96,859,785
Global REIT ETF	36,276,141	36,129,900

For the six-months ended May 31, 2024, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales

Sukuk ETF	$—	$—
Sharia ETF	—	—
Global REIT ETF	—	—

For the six-months ended May 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales

Sukuk ETF	—	—
Sharia ETF	$153,175,791	$832,485
Global REIT ETF	38,208,385	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2024 and year ended November 30, 2023, were as follows:

Six-Months Ended May 31, 2024
Distributions paid from:	Sukuk ETF	Sharia ETF	Global REIT ETF

Ordinary income	$3,215,105	$1,867,881	$2,149,930
Total distributions paid	$3,215,105	$1,867,881	$2,149,930

Year Ended November 30, 2023
Distributions paid from:	Sukuk ETF	Sharia ETF	Global REIT ETF

Ordinary income	$2,373,600	$2,081,082	$1,158,718
Return of capital	—	566,368	1,471,032
Total distributions paid	$2,373,600	$2,647,450	$2,629,750

As of the year ended November 30, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Sharia ETF	Sharia ETF	Global REIT ETF
Cost of investments(a)	$153,913,889	$303,941,255	$83,592,360
Gross tax unrealized appreciation	210,069	64,211,138	2,553,966
Gross tax unrealized depreciation	(6,175,436)	(15,466,233)	(11,299,904)
Net tax unrealized appreciation (depreciation)	(5,965,367)	48,744,905	(8,745,938)
Undistributed ordinary income (loss)	1,084,131	—	—
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	1,084,131	—	—
Other accumulated gain (loss)	(810,969)	(534,599)	(2,434,639)
Total distributable (accumulated) earnings (loss)	$(5,692,205)	$48,210,306	$(11,180,577)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. As of the fiscal year ended November 30, 2023, the Funds had no late year losses and the Sharia ETF, Sukuk ETF, and Global REIT ETF had short-term capital loss carryovers of $245,676, $395,708, and $1,399,219, respectively, which do not expire. The Sharia ETF, Sukuk ETF, and Global REIT ETF also had long-term capital loss carryovers of $288,923, $415,261, and $1,035,420, respectively, which do not expire.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2024, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2024	—
Average interest rate	—
Interest rate terms	Prime
Interest rate as of May 31, 2024	8.50%
Expiration date	June 25, 2025

Interest expense incurred for the six-months ended May 31, 2024 is disclosed in the Statements of Operations, if applicable.

NOTE 7 – CREDIT FACILITY (continued)

The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust. The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)	SP Funds ETFs

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Response: There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosures for Open- End Management Investment Companies (Unaudited)	SP Funds ETFs

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)	SP Funds ETFs

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

(2) Each director and each member of an advisory board for special compensation;

(3) All officers; and

(4) Each person of whom any officer or director of the Fund is an affiliated person

Response: See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)	SP Funds ETFs

Response: This is not applicable to the Registrant during the reporting period.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 9, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 9, 2024

* Print the name and title of each signing officer under his or her signature.